Submission	Jul. 01, 2026
Submission [Line Items]
Central Index Key	0001502377
Registrant Name	Contango Silver & Gold Inc.
Registration File Number	333-297038
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES